Operating expenses - Interconnection costs and other telecommunication charges (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Operating expenses	$ 53,207	$ 45,480	$ 34,311
Fixed telephony interconnection costs	(486)	(445)	(327)
Cost of international outbound calls	(272)	(268)	(192)
Lease of circuits and use of public network	(490)	(461)	(336)
Mobile Services - charges for roaming	(348)	(414)	(374)
Mobile Services - charges for TLRD	(1,552)	(965)	(941)
Total interconnection costs and other telecommunication charges	$ (3,148)	$ (2,553)	$ (2,170)